REVENUES	6 Months Ended
Jun. 30, 2019
Revenue [abstract]
Disclosure of disaggregation of revenue from contracts with customers [text block]
REVENUE
The following table disaggregates revenues by our operating segments:

US$ MILLIONS	For the three-month period ended June 30, 2019	For the three-month period ended June 30, 2018	For the six-month period ended June 30, 2019	For the six-month period ended June 30, 2018
Utilities	$743	$589	$1,471	$1,124
Transport	350	341	686	680
Energy	512	114	962	253
Data Infrastructure	80	—	159	—
Total	$1,685	$1,044	$3,278	$2,057
Substantially all of our partnership’s revenues are recognized over time as services are rendered.
The following table disaggregates revenues by geographical region:

US$ MILLIONS	For the three-month period ended June 30, 2019	For the three-month period ended June 30, 2018	For the six-month period ended June 30, 2019	For the six-month period ended June 30, 2018
Brazil	$289	$278	$578	$583
Australia	270	288	539	572
Colombia	259	127	508	171
United States of America	249	42	461	83
Canada	233	47	505	124
United Kingdom	171	166	333	325
India	112	11	152	24
Chile	42	43	84	88
Peru	28	18	57	44
Other	32	24	61	43
Total	$1,685	$1,044	$3,278	$2,057